Financial instruments risk (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments Risk
Summary of financial assets and liabilities

Foreign currency denominated financial assets and liabilities which expose the Company to currency risk are disclosed below.

	USD	Other
30 June 2025
Financial assets	775,501	725,459
Financial liabilities	(123,980)	(889,683)
Total exposure	651,521	(164,224)

30 June 2024
Financial assets	427,693	782,688
Financial liabilities	(238,990)	(1,617,691)
Total exposure	188,703	(835,003)

Summary of profit and equity changes of foreign exchange rates

If the AUD had strengthened against the USD by 10% (2024: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2025	(121,898)
30 June 2024	(15,397)

If the AUD had weakened against the USD by 10% (2024: 10%) then this would have had the following impact:

Profit and equity for the year	A$
30 June 2025	(10,677)
30 June 2024	20,997

Summary of interest rate risk profile of consolidated entity interest bearing financial instruments

At the reporting date, the interest rate risk profile of the consolidated entity’s interest-bearing financial instruments was as follows:

		Fixed Interest maturing in:					Weighted
2025	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	-	-	-	594,671	594,671
Trade and other receivables	-	-	-	-	876,347	876,347
Term deposits	-	29,942	-	-	-	29,942	4.53%
	-	29,942	-	-	1,471,018	1,500,960
Financial liabilities
Trade and other payables	-	-	-	-	382,472	382,472
Lease liabilities	-	-	-	-	203,910	203,910
Borrowings	-	178,180	-	-	249,100	427,280	3.11%
	-	178,180	-	-	835,482	1,013,662

		Fixed Interest maturing in:					Weighted
2024	Floating interest rate	1 year or less	Over 1 to 5 years	More than 5 years	Non-Interest bearing	Total	average interest rate
Financial assets
Cash and cash equivalents	-	40,000	-	-	235,875	275,875	1.13%
Trade and other receivables	-	-	-	-	904,564	904,564
Term deposits	-	29,942	-	-	-	29,942	4.33%
	-	69,942	-	-	1,140,439	1,210,381
Financial liabilities
Trade and other payables	-	-	-	-	1,252,503	1,252,503
Lease liabilities	-	-	-	-	332,578	332,578
Borrowings	-	-	-	-	271,600	271,600
	-	-	-	-	1,856,681	1,856,681

Summary of profit and equity changes of interest rates

If interest rates had increased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2025	77
30 June 2024	2,449

If interest rates had decreased by 1% then this would have had the following impact:

Profit and equity for the year	A$
30 June 2025	(77)
30 June 2024	1,050

Schedule of contractual maturity analysis of financial instruments

The contractual maturity analysis of the Company’s financial instruments is noted below:

30 June 2025	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	594,671	-	594,671
Trade and other receivables	876,347	-	876,347
Term deposits	-	29,942	29,942
	1,471,018	29,942	1,500,960
Financial liabilities:
Trade and other payables	(382,472)	-	(382,472)
Lease liabilities	(33,726)	(170,184)	(203,910)
Borrowings	(328,291)	(98,989)	(427,280)
	(744,489)	(269,173)	(1,013,662)

30 June 2024	3 months or less A$	Over 3 to 12 months A$	Total A$
Financial assets:
Cash and cash equivalents	275,875	-	275,875
Trade and other receivables	904,564	-	904,564
Term deposits	-	29,942	29,942
	1,180,439	29,942	1,210,381
Financial liabilities:
Trade and other payables	(1,267,496)	-	(1,267,496)
Lease liabilities	(31,234)	(301,344)	(332,578)
Borrowings	(271,600)	-	(271,600)
	(1,570,330)	(301,344)	(1,871,674)